HarbourVest Private Investments Fund

Consolidated Schedule of Investments

December 31, 2025 (unaudited)

Investments[1]	Sector	Units[2]	Acquisition Date	Cost	Fair Value
Direct Investments — 85.9%[3,4]
Asia — 1.5%

KKR Tigereye Co-Invest, L.P.*	Industrials	—	4/1/2025	$7,638,000	$8,688,019

Total Asia				7,638,000	8,688,019

Europe — 22.3%
Berkshire Spectre Co-Investor, L.P.*,5	Health Care	—	4/1/2025	10,396,590	8,455,969
Blackstone Aurelia Co-Invest (CYM), L.P.[6]	Communication Services	—	4/1/2025	6,280,302	8,850,638
Cuppa Co-Investment, L.P.*,5,7	Consumer Staples	—	4/1/2025	6,968,976	6,884,013
EQT TI Co Investment (B) SCSp*,6,7,8	Utilities	—	8/25/2025	10,695,276	10,787,847
FTV FA, L.P.[6,8]	Information Technology	—	7/28/2025	16,666,171	16,388,062
Hg Vibranium Co-Invest, L.P.*	Information Technology	—	4/1/2025	11,048,569	13,586,807
Keensight Isto Co-Investment SLP*,6,7,8	Health Care	—	9/12/2025	10,110,154	10,231,793
KKR Azur Co-Invest, L.P.*,7	Health Care	—	4/1/2025	9,260,250	10,050,493
KKR Horizon Co-Invest, L.P.*,6,7	Information Technology	—	4/1/2025	9,357,567	10,322,491
KKR Sansibar Co-Invest, L.P.[7]	Industrials	—	4/1/2025	15,337,155	18,875,282
Planet Co-Investor Holdings, L.P.*	Industrials	—	4/1/2025	9,941,797	8,618,549

SKCP V Sirona Co-Invest, L.P.*	Health Care	—	4/1/2025	6,023,000	4,542,431

Total Europe				122,085,807	127,594,375

North America — 62.1%
AMP-23 Drums Limited Partnership*,8	Materials	—	9/5/2025	6,582,866	6,480,119
Carlyle Excelsior Coinvestment, L.P.*	Industrials	—	4/1/2025	7,152,675	7,587,730
CIMI Holdings, L.P.*	Health Care	—	4/1/2025	23,683,579	25,965,496
CIPS Holdings II, L.P.*	Information Technology	—	4/1/2025	11,676,777	10,786,925
Compass Syndication, L.P.*	Information Technology	—	4/1/2025	3,104,000	3,596,559
Dodge Construction Network Holdings, L.P.[5]	Information Technology	4,548,024	4/1/2025	2,766,999	2,447,796
FG Moraga Holdings, L.P.*,5,8	Information Technology	—	8/14/2025	5,014,889	5,000,000
FH Sunrise Co-Investment I, L.P.*	Health Care	—	4/1/2025	6,585,000	6,753,172
GC X Alpha Co-Invest, L.P.*,6	Financials	—	4/1/2025	3,264,638	4,019,104
GC XI Alpha Co-Invest, L.P.*,6	Financials	—	4/1/2025	3,474,223	3,764,296
Gloves Holdings, L.P.*,5	Industrials	66,835	4/1/2025	11,237,000	11,051,652
Home Service Holdings, L.P.*,5	Consumer Discretionary	33,305	4/1/2025	5,532,000	6,513,950
HP TLE Co Invest, L.P.*5,8	Consumer Discretionary	—	7/1/2025	12,750,000	12,385,000
Jupiter Coinvestor II, L.P.*,6	Consumer Discretionary	—	4/1/2025	1,601,000	1,965,142
Jupiter Coinvestor, L.P.*,6	Consumer Discretionary	—	4/1/2025	13,342,398	16,372,087
Kelso X PIE Co-Investment, L.P.*,6	Industrials	—	4/1/2025	8,401,000	8,362,099
Kelso X RSC Co-Investment, L.P.[6]	Financials	—	4/1/2025	17,790,706	3,656,939
Knockout Co-Invest, L.P.*,6	Information Technology	—	4/1/2025	17,254,855	17,458,391
Magnesium Co-Invest SCSp*,5	Information Technology	—	4/1/2025	17,569,000	18,422,156
MDCP Co-Investors (Chicago-C), L.P.*,8	Financials	—	10/28/2025	15,000,000	15,088,696
Minerva Partners, L.P.*,5,6	Health Care	—	4/1/2025	15,760,000	17,121,687
Novacap International TMT VI Co-Investment (Igloo), L.P. *,6,8	Communication Services	—	12/11/2025	12,588,000	12,588,000
Omnia Coinvest, L.P.[6]	Industrials	—	4/1/2025	7,745,586	6,811,173
Pyke Co-Investment Partners, L.P.*,5,6	Industrials	—	4/1/2025	13,681,389	18,780,758
Silver Lake Strategic Investors VI, L.P.*	Information Technology	—	4/1/2025	9,006,401	9,107,359
STG AV, L.P.*	Information Technology	—	4/1/2025	5,115,777	6,075,605
Sunshine Co-Investment Partners, L.P.*,5,6	Information Technology	—	4/1/2025	14,559,000	17,037,000
TA NIPA Parent, L.P.[5]	Industrials	2,074,441	4/1/2025	5,493,001	5,459,051
Titan Coinvestor, L.P.*,6	Consumer Discretionary	—	4/1/2025	4,081,709	4,793,539
TPG IX Newark CI, L.P.*,6	Information Technology	—	4/1/2025	5,641,000	5,782,262
VCF Compass Co-Investor Holdings II, L.P.*	Health Care	—	4/1/2025	857,411	1,047,557
VCF Compass Co-Investor Holdings, L.P.*	Health Care	—	4/1/2025	7,060,114	8,732,413
Veritas Star Co-Investor Holdings, L.P.*	Health Care	—	4/1/2025	4,420,040	4,997,460

HarbourVest Private Investments Fund

Consolidated Schedule of Investments (Continued)

December 31, 2025 (unaudited)

Investments[1]	Sector	Units[2]	Acquisition Date	Cost	Fair Value
Direct Investments (continued)
North America (continued)
Well Coinvest, L.P.*,6	Information Technology	—	4/1/2025	$7,697,238	$8,614,281
WP Digital Co-Invest, L.P.*	Information Technology	—	4/1/2025	10,898,000	12,412,203
WP Intrepid Co-Invest Holdings I, L.P.	Information Technology	—	4/1/2025	17,894,861	21,228,792

Zephyr Partners I, L.P.*	Information Technology	—	4/1/2025	7,131,000	6,737,874

Total North America				343,414,132	355,004,323

Total Direct Investments (Cost $473,137,939)				$473,137,939	$491,286,717

Private Credit Investments — 1.4%[3,4]
North America — 1.4%
Orion Group Astra Sub Topco, LLC PIK Term Loan ($8,775,749 principal amount, 12.75%, 11/26/33) [5,8]	Industrials	—	11/26/2025	8,578,129	8,175,584

Total North America				8,578,129	8,175,584

Total Private Credit Investments (Cost $8,578,129)				$8,578,129	$8,175,584

Secondary Investments — 9.0%[3,4]
Europe — 3.9%
ECI 12 Special Purpose, L.P.[6,7,8]	Communication Services	—	10/17/2025	13,578,850	13,693,550

Norvestor SPV III SCSp*,6,7,8	Industrials	—	12/17/2025	7,672,456	8,689,423

Total Europe				21,251,306	22,382,973

North America — 5.1%
Golden Acquisition Fund, L.P. *,6,8	Health Care	—	10/30/2025	12,664,052	12,664,052

QHP Sapphire SPV, L.P. *,6,8	Health Care	—	10/20/2025	13,929,812	16,045,422

Total North America				26,593,864	28,709,474

Total Secondary Investments (Cost $47,845,170)				$47,845,170	$51,092,447

Investments[1]	Units[2]	Fair Value
Short-Term Investments — 5.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.7%[8,9]	31,850,816	$31,850,816

Total Short-Term Investments (Cost $31,850,816)		$31,850,816

Total Investments — 101.8% (Cost $561,412,054)		$582,405,564

Other liabilities in excess of assets — (1.8)%		(10,520,189)

Net Assets — 100.0%		$571,885,375

*	Investment is non-income producing.
1	Investments are held through a consolidated subsidiary, HarbourVest HPIF Holdings LLC, unless otherwise noted.
2	Investments do not issue shares or units, except where noted.
3	Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or adviser.
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Restricted Security. Investments generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2025 (unaudited) was $550,554,748, or 96.3% of net assets.

5	The fair value of the investment was determined using significant unobservable inputs. See (Note 2).
6	Investment has been committed to but has not been fully funded.
7	Foreign security denominated in U.S. Dollars.
8	All or a portion of the investment is held through a consolidated subsidiary, HarbourVest HPIF Investment LLC.
9	The rate reported is the 7-day effective yield at the period end.

HarbourVest Private Investments Fund

Notes to the Consolidated Schedule of Investments

December 31, 2025 (unaudited)

1.	Organization

HarbourVest Private Investments Fund (collectively with its subsidiaries, the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company which commenced operations on April 1, 2025 (“Commencement of Operations”). Simultaneous with the Commencement of Operations, HarbourVest Blue Spruce Fund, L.P. (the “Predecessor Fund”) reorganized and transferred substantially all its assets and liabilities at a net asset value of $451,194,368 into the Fund in exchange for 45,119,437 Class I shares of the Fund.

The Board of Trustees (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser. HarbourVest Registered Advisers L.P. (the “Adviser”), a subsidiary of HarbourVest Partners L.P. (“HarbourVest”), serves as the Fund’s investment adviser and is responsible for making investment decisions for the Fund’s portfolio.

2.	Fair Value Measurements

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability and establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follow:

Level 1: Unadjusted quoted prices in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, an asset that does not have a readily determinable fair value may be measured utilizing the reported net asset value (“NAV”) per share, or its equivalent, as a practical expedient for its fair value. If the reported NAV is not as of the same date as the valuation date, the Fund is permitted under ASC 820 to estimate the NAV by adjusting the most recently reported NAV. Investments measured using NAV as a practical expedient are excluded from the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Due to the uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified by fair value hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV or Adjusted NAV	Total
Direct Investments	$—	$—	$129,559,032	$361,727,685	$491,286,717
Private Credit Investments	—	—	8,175,584	—	8,175,584
Secondary Investments	—	—	—	51,092,447	51,092,447

Short-Term Investments	31,850,816	—	—	—	31,850,816

Total Investments	$31,850,816	$—	$137,734,616	$412,820,132	$582,405,564

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